Fair Value Measurement - Schedule of Available-for-Sale Securities Included in Long Term Investments Measured and Recorded at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands		May 31, 2022	May 31, 2021
Short-term investments:
Available-for-sale investments		$ 173,003	$ 224,315
Fair Value, Measurements, Recurring [Member]
Short-term investments:
Trading securities	[1]	70,602
Equity securities with readily determinable fair values	[2]	7,561	24,418
Available-for-sale investments	[3]	173,003	224,315
Total		251,166	248,733
Quoted Prices in Active Market for Identical Assets Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Short-term investments:
Trading securities	[1]	70,602
Equity securities with readily determinable fair values	[2]	7,561	24,418
Total		78,163	24,418
Significant Other Observable Inputs Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Short-term investments:
Available-for-sale investments	[3]	10,029	159,083
Total		10,029	159,083
Significant Other Observable Inputs Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Short-term investments:
Available-for-sale investments	[3]	162,974	65,232
Total		$ 162,974	$ 65,232

[1]	The short term investments of money market funds are valued at their daily closing price as reported by the funds and are classified Level 1 measurement.
[2]	The Company measured the fair value of its investments in common shares using the market approach based on the quoted stock price of its investees in the active market and has classified it as Level 1 measurement.
[3]	As of May 31, 2022, the fair value of available-for-sale investments amounted to US$173,003, with original cost of US$86,024 and unrealized gain of US$86,979. As of May 31, 2021, the fair value of total available-for-sale investments amounted to US$224,315, with original cost of US$123,079 and unrealized gain of US$101,236.